Stock-Based Compensation	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
Liability Awards	$21.7	$2.8	$(0.6)
Equity Awards	18.0	10.3	12.5
Total stock-based compensation expense	$39.7	$13.1	$11.9
As of 31 March 2021, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$17.1 million and will be recognized over an estimated weighted average amortization period of 1.8 years.
2001 Equity Incentive Plan
Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), which was reapproved to continue until September 2021, the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units.
Long-Term Incentive Plan 2006
The Company’s shareholders approved the establishment of a Long-Term Incentive Plan in 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The Company determines the conditions or restrictions of any awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Currently, the plan only allows for RSUs to be granted under the LTIP.
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2019	23,744,816
Granted	(800,437)
Balance at 31 March 2020	22,944,379
Granted	(856,756)
Balance at 31 March 2021	22,087,623
RSUs
The Company estimates the fair value of RSUs on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the RSU vests.
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2019	910,386	1,148,022	2,203,100	4,261,508	14.47
Granted	24,006	273,258	503,173	800,437	18.08
Vested	(304,591)	(207,271)	(362,973)	(874,835)	16.21
Forfeited	(109,169)	(349,844)	(565,660)	(1,024,673)	15.21
Outstanding at 31 March 2020	520,632	864,165	1,777,640	3,162,437	14.64
Granted	371,806	190,376	294,574	856,756	26.56
Vested	(245,385)	(174,356)	(722,156)	(1,141,897)	13.03
Forfeited	(53,567)	(153,897)	(63,136)	(270,600)	17.05
Outstanding at 31 March 2021	593,486	726,288	1,286,922	2,606,696	19.01
The following table includes the assumptions used for RSU grants (market condition) valued:

Vesting Condition:	Market	Market	Market	Market	Market
	FY21	FY21	FY20	FY20	FY20
Date of grant[1]	15 Sep 2020	5 Nov 2020	25 Feb 2020	20 Sep 2019	9 Aug 2019
Dividend yield (per annum)	—%	1.3%	2.9%	3.1%	3.1%
Expected volatility	39.2%	40.1%	26.6%	26.6%	27.8%
Risk free interest rate	0.2%	0.2%	1.2%	1.6%	1.6%
Expected life in years	2.9	2.8	2.5	2.9	2.0
JHX stock price at grant date (A$)	30.33	37.24	29.54	24.69	21.68
Number of restricted stock units	167,491	127,083	6,676	477,979	18,518
Scorecard LTI – CSUs
Under the terms of the LTIP, the Company grants scorecard LTI CSUs to executives and the vesting of awards is based on the individual's performance measured over a three year period against certain performance targets. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating.
The following represents the activity related to the CSUs:

	FY21	FY20
Granted	571,132	791,217
Vested	377,506	129,549
Cancelled	607,253	328,935
For the fiscal years ending 31 March 2021, 2020 and 2019, US$8.2 million, US$2.0 million and US$2.4 million, respectively, was paid in cash upon vesting of CSU units.